Operating Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Sep. 30, 2020	Feb. 29, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
2020	$ 23,000
2021	94,000		$ 97,625
2022	96,000		102,506
2023	99,000		107,632
2024	102,000		55,126
Total lease payments	414,000		362,889
Less: Imputed interest/present value discount			(25,436)
Present value of lease liabilities	414,000	$ 432,000	337,453
Less current portion	(99,000)		(85,662)
Operating lease liabilities, long-term	$ 315,000		$ 251,791